Distribution Date:	01/18/22	COMM 2014-CCRE18 Mortgage Trust
Determination Date:	01/11/22
Next Distribution Date:	02/17/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2014 CCRE18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5
			Andy Lindenman	(913) 317-4372
Additional Information	6
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22
		Controlling Class	RREF II CMBS AIV, L.P.
Specially Serviced Loan Detail - Part 2	23	Representative
Modified Loan Detail	24		-
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12632QAS2	1.442000%	47,076,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12632QAT0	2.924000%	139,682,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12632QAU7	3.452000%	53,600,000.00	20,565,381.70	996,093.63	59,159.75	0.00	0.00	1,055,253.38	19,569,288.07	39.29%	30.00%
A-3	12632QAV5	3.528000%	20,350,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12632QAW3	3.550000%	195,000,000.00	164,355,524.22	0.00	486,218.43	0.00	0.00	486,218.43	164,355,524.22	39.29%	30.00%
A-5	12632QAX1	3.828000%	241,730,000.00	241,730,000.00	0.00	771,118.70	0.00	0.00	771,118.70	241,730,000.00	39.29%	30.00%
A-M	12632QAZ6	4.103000%	61,026,000.00	61,026,000.00	0.00	208,658.07	0.00	0.00	208,658.07	61,026,000.00	30.59%	23.88%
B	12632QBA0	4.456000%	58,535,000.00	58,535,000.00	0.00	217,359.97	0.00	0.00	217,359.97	58,535,000.00	22.24%	18.00%
C	12632QBC6	4.750686%	46,080,000.00	46,080,000.00	0.00	182,426.35	0.00	0.00	182,426.35	46,080,000.00	15.67%	13.38%
D	12632QAE3	4.750686%	53,554,000.00	53,554,000.00	0.00	212,015.21	0.00	0.00	212,015.21	53,554,000.00	8.03%	8.00%
E	12632QAG8	3.600000%	26,153,000.00	26,153,000.00	0.00	78,459.00	0.00	0.00	78,459.00	26,153,000.00	4.30%	5.38%
F*	12632QAJ2	3.600000%	23,664,000.00	23,664,000.00	0.00	57,928.45	0.00	0.00	57,928.45	23,664,000.00	0.92%	3.00%
G	12632QAL7	3.600000%	29,890,247.00	6,476,206.45	0.00	0.00	0.00	0.00	0.00	6,476,206.45	0.00%	0.00%
R	12632QAN3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12632QAQ6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			996,340,249.00	702,139,112.37	996,093.63	2,273,343.93	0.00	0.00	3,269,437.56	701,143,018.74

Notional Certificates
X-A	12632QAY9	0.997821%	758,464,000.00	487,676,905.92	0.00	405,511.68	0.00	0.00	405,511.68	486,680,812.29
X-B	12632QAA1	0.109057%	158,169,000.00	158,169,000.00	0.00	14,374.55	0.00	0.00	14,374.55	158,169,000.00
X-C	12632QAC7	1.150686%	79,707,247.00	56,293,206.45	0.00	53,979.85	0.00	0.00	53,979.85	56,293,206.45
Notional SubTotal			996,340,247.00	702,139,112.37	0.00	473,866.08	0.00	0.00	473,866.08	701,143,018.74

Deal Distribution Total					996,093.63	2,747,210.01	0.00	0.00	3,743,303.64

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12632QAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12632QAT0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12632QAU7	383.68249440	18.58383638	1.10372668	0.00000000	0.00000000	0.00000000	0.00000000	19.68756306	365.09865802
A-3	12632QAV5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12632QAW3	842.84884215	0.00000000	2.49342785	0.00000000	0.00000000	0.00000000	0.00000000	2.49342785	842.84884215
A-5	12632QAX1	1,000.00000000	0.00000000	3.19000000	0.00000000	0.00000000	0.00000000	0.00000000	3.19000000	1,000.00000000
A-M	12632QAZ6	1,000.00000000	0.00000000	3.41916675	0.00000000	0.00000000	0.00000000	0.00000000	3.41916675	1,000.00000000
B	12632QBA0	1,000.00000000	0.00000000	3.71333339	0.00000000	0.00000000	0.00000000	0.00000000	3.71333339	1,000.00000000
C	12632QBC6	1,000.00000000	0.00000000	3.95890516	0.00000000	0.00000000	0.00000000	0.00000000	3.95890516	1,000.00000000
D	12632QAE3	1,000.00000000	0.00000000	3.95890522	0.00000000	0.00000000	0.00000000	0.00000000	3.95890522	1,000.00000000
E	12632QAG8	1,000.00000000	0.00000000	3.00000000	0.00000000	0.00000000	0.00000000	0.00000000	3.00000000	1,000.00000000
F	12632QAJ2	1,000.00000000	0.00000000	2.44795681	0.55204319	5.60356829	0.00000000	0.00000000	2.44795681	1,000.00000000
G	12632QAL7	216.66620721	0.00000000	0.00000000	0.64999864	54.57140786	0.00000000	0.00000000	0.00000000	216.66620721
R	12632QAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12632QAQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12632QAY9	642.97963505	0.00000000	0.53464855	0.00000000	0.00000000	0.00000000	0.00000000	0.53464855	641.66633128
X-B	12632QAA1	1,000.00000000	0.00000000	0.09088096	0.00000000	0.00000000	0.00000000	0.00000000	0.09088096	1,000.00000000
X-C	12632QAC7	706.24953902	0.00000000	0.67722638	0.00000000	0.00000000	0.00000000	0.00000000	0.67722638	706.24953902

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	59,159.75	0.00	59,159.75	0.00	0.00	0.00	59,159.75	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	12/01/21 - 12/30/21	30	0.00	486,218.43	0.00	486,218.43	0.00	0.00	0.00	486,218.43	0.00
A-5	12/01/21 - 12/30/21	30	0.00	771,118.70	0.00	771,118.70	0.00	0.00	0.00	771,118.70	0.00
A-M	12/01/21 - 12/30/21	30	0.00	208,658.07	0.00	208,658.07	0.00	0.00	0.00	208,658.07	0.00
B	12/01/21 - 12/30/21	30	0.00	217,359.97	0.00	217,359.97	0.00	0.00	0.00	217,359.97	0.00
C	12/01/21 - 12/30/21	30	0.00	182,426.35	0.00	182,426.35	0.00	0.00	0.00	182,426.35	0.00
D	12/01/21 - 12/30/21	30	0.00	212,015.21	0.00	212,015.21	0.00	0.00	0.00	212,015.21	0.00
E	12/01/21 - 12/30/21	30	0.00	78,459.00	0.00	78,459.00	0.00	0.00	0.00	78,459.00	0.00
F	12/01/21 - 12/30/21	30	119,539.29	70,992.00	0.00	70,992.00	13,063.55	0.00	0.00	57,928.45	132,602.84
G	12/01/21 - 12/30/21	30	1,611,724.24	19,428.62	0.00	19,428.62	19,428.62	0.00	0.00	0.00	1,631,152.86
X-A	12/01/21 - 12/30/21	30	0.00	405,511.68	0.00	405,511.68	0.00	0.00	0.00	405,511.68	0.00
X-B	12/01/21 - 12/30/21	30	0.00	14,374.55	0.00	14,374.55	0.00	0.00	0.00	14,374.55	0.00
X-C	12/01/21 - 12/30/21	30	0.00	53,979.85	0.00	53,979.85	0.00	0.00	0.00	53,979.85	0.00
Totals			1,731,263.53	2,779,702.18	0.00	2,779,702.18	32,492.17	0.00	0.00	2,747,210.01	1,763,755.70

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
			Original
		Pass-Through	Exchangeable				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12632QAZ6	4.103000%	61,026,000.00	61,026,000.00	0.00	208,658.07	0.00	0.00	208,658.07	61,026,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12632QBA0	4.456000%	58,535,000.00	58,535,000.00	0.00	217,359.97	0.00	0.00	217,359.97	58,535,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12632QBC6	4.750686%	46,080,000.00	46,080,000.00	0.00	182,426.35	0.00	0.00	182,426.35	46,080,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			165,641,000.03	165,641,000.00	0.00	608,444.39	0.00	0.00	608,444.39	165,641,000.00

Exchangeable Certificate Details
PEZ	12632QBB8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
		Excess Liquidation Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	3,743,303.64	Beginning Reserve Account Balance	0.00
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,887,557.64	Master Servicing Fee	9,165.71
Interest Reductions due to Nonrecoverability Determination	(27,915.28)	Certificate Administrator Fee	2,720.79
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	302.31
ARD Interest	0.00	Operating Advisor Fee	790.04
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	3,000.44
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,859,642.36	Total Fees	15,979.29

Principal		Expenses/Reimbursements
Scheduled Principal	996,093.63	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	4,720.78
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	996,093.63	Total Expenses/Reimbursements	4,720.78

		Interest Reserve Deposit	91,732.33
		Gain on Sale / Excess Liquidation Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,747,210.01
Borrower Option Extension Fees	0.00	Principal Distribution	996,093.63
Gain on Sale / Excess Liquidation Proceeds	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,743,303.64
Total Funds Collected	3,855,735.99	Total Funds Distributed	3,855,736.04

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	702,139,112.37	702,139,112.37	Beginning Certificate Balance	702,139,112.37
(-) Scheduled Principal Collections	996,093.63	996,093.63	(-) Principal Distributions	996,093.63
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	701,143,018.74	701,143,018.74	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	702,138,840.82	702,138,840.82	Ending Certificate Balance	701,143,018.74
Ending Actual Collateral Balance	701,211,452.88	701,211,452.88

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.75%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	100,040,259.47	14.27%	29	5.0588	NAP	Defeased	7	100,040,259.47	14.27%	29	5.0588	NAP
	7,499,999 or less	13	63,055,847.09	8.99%	29	4.8979	1.508121	1.29 or less	8	94,320,296.45	13.45%	29	4.7471	1.088331
7,500,000 to 14,999,999		7	70,792,418.17	10.10%	29	4.8953	1.416107	1.30 to 1.39	2	33,588,006.86	4.79%	30	4.8470	1.361862
15,000,000 to 24,999,999		4	76,768,277.71	10.95%	29	4.5628	1.475696	1.40 to 1.49	4	46,491,183.69	6.63%	29	4.7758	1.453043
25,000,000 to 49,999,999		3	107,068,420.70	15.27%	29	4.7900	1.541417	1.50 to 1.59	4	75,538,405.23	10.77%	28	4.7478	1.516438
50,000,000 to 74,999,999		1	57,349,892.85	8.18%	28	4.7500	1.510000	1.60 to 1.99	9	225,072,817.67	32.10%	28	4.5573	1.743754
	75,000,000 or greater	2	226,067,902.75	32.24%	29	4.6509	1.860850	2.00 or greater	3	126,092,049.37	17.98%	30	4.9599	2.045946
	Totals	37	701,143,018.74	100.00%	29	4.7757	1.594846	Totals	37	701,143,018.74	100.00%	29	4.7757	1.594846
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	100,040,259.47	14.27%	29	5.0588	NAP
							Defeased	9	100,040,259.47	14.27%	29	5.0588	NAP
Alabama	2	36,047,747.00	5.14%	29	5.2967	1.948346
							Health Care	1	13,667,420.06	1.95%	29	5.2820	1.350000
California	5	130,466,672.84	18.61%	30	4.8255	1.855482
							Industrial	1	18,296,417.86	2.61%	30	4.7900	1.430000
Florida	3	26,898,671.97	3.84%	28	4.7937	1.558436
							Lodging	3	45,974,385.00	6.56%	29	5.1637	1.788919
Georgia	1	6,527,327.44	0.93%	29	4.8300	1.250000
							Mixed Use	2	110,825,169.32	15.81%	30	4.7290	1.966908
Illinois	1	19,920,586.80	2.84%	30	4.5485	1.370000
							Mobile Home Park	3	39,312,224.58	5.61%	29	4.6908	1.590247
Maryland	1	19,757,266.57	2.82%	29	4.2495	1.630000
							Multi-Family	5	58,213,298.58	8.30%	29	4.5608	1.217848
Michigan	1	57,349,892.85	8.18%	28	4.7500	1.510000
							Office	3	95,712,591.35	13.65%	28	4.7408	1.628750
New Jersey	1	33,599,030.98	4.79%	29	4.6600	1.810000
							Retail	12	219,101,252.52	31.25%	28	4.6434	1.582834
New York	4	155,176,228.78	22.13%	28	4.5784	1.693855
							Totals	39	701,143,018.74	100.00%	29	4.7757	1.594846
Ohio	2	5,344,591.39	0.76%	29	5.1094	1.301661

Oregon	1	13,667,420.06	1.95%	29	5.2820	1.350000

Pennsylvania	1	10,125,827.05	1.44%	30	4.7620	1.670000

Tennessee	3	16,906,123.75	2.41%	29	4.7640	1.183689

Texas	3	51,018,953.93	7.28%	29	4.5369	1.182059

Virginia	1	18,296,417.86	2.61%	30	4.7900	1.430000

Totals	39	701,143,018.74	100.00%	29	4.7757	1.594846

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	100,040,259.47	14.27%	29	5.0588	NAP	Defeased	7	100,040,259.47	14.27%	29	5.0588	NAP
	4.4999% or less	2	25,662,507.78	3.66%	29	4.3025	1.694431	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	11	290,321,893.19	41.41%	28	4.5692	1.552597	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	8	200,992,839.11	28.67%	29	4.8019	1.731261	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	9	84,125,519.19	12.00%	29	5.2329	1.649186	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	701,143,018.74	100.00%	29	4.7757	1.594846	49 months or greater	30	601,102,759.27	85.73%	29	4.7286	1.631911
								Totals	37	701,143,018.74	100.00%	29	4.7757	1.594846
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	100,040,259.47	14.27%	29	5.0588	NAP	Defeased	7	100,040,259.47	14.27%	29	5.0588	NAP
	60 months or less	30	601,102,759.27	85.73%	29	4.7286	1.631911	Interest Only	2	142,700,000.00	20.35%	28	4.5394	1.707624
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	701,143,018.74	100.00%	29	4.7757	1.594846	85 months or greater	28	458,402,759.27	65.38%	29	4.7874	1.608341
								Totals	37	701,143,018.74	100.00%	29	4.7757	1.594846
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	100,040,259.47	14.27%	29	5.0588	NAP				None
Underwriter's Information		2	10,025,070.19	1.43%	29	4.8400	1.573316
	12 months or less	19	519,692,682.22	74.12%	29	4.6935	1.658519
	13 months to 24 months	6	52,304,229.00	7.46%	29	4.9071	1.504925
	25 Months or more	3	19,080,777.86	2.72%	30	5.1354	1.286067
	Totals	37	701,143,018.74	100.00%	29	4.7757	1.594846
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10087203	RT	Bronx	NY	Actual/360	4.528%	526,380.00	0.00	0.00	N/A	05/06/24	--	135,000,000.00	135,000,000.00	01/06/22
2	10087204	MU	West Hollywood	CA	Actual/360	4.833%	379,504.68	120,824.11	0.00	N/A	07/11/24	--	91,188,726.86	91,067,902.75	01/11/22
4	10087206	OF	Southfield	MI	Actual/360	4.750%	234,938.91	88,482.44	0.00	N/A	05/06/24	--	57,438,375.29	57,349,892.85	01/06/22
5	10087207	MF	Houston	TX	Actual/360	4.500%	162,217.17	83,018.52	0.00	N/A	06/06/24	--	41,862,496.43	41,779,477.91	01/06/22
6	10087208	LO	Orange Beach	AL	Actual/360	5.310%	145,153.52	54,979.77	0.00	N/A	06/06/24	--	31,744,891.58	31,689,911.81	01/06/22
7	10087209	MF	Various	Various	Actual/360	5.077%	125,786.24	78,558.40	0.00	N/A	06/06/24	--	28,771,784.30	28,693,225.90	01/06/22
8	10087210	OF	Edison	NJ	Actual/360	4.660%	135,008.72	45,673.99	0.00	N/A	06/06/24	--	33,644,704.97	33,599,030.98	01/06/22
10	10087212	IN	Austin	TX	Actual/360	4.850%	106,567.89	47,781.97	0.00	N/A	06/06/24	--	25,516,753.69	25,468,971.72	01/06/22
12	10087214	RT	Deerfield	IL	Actual/360	4.548%	78,177.08	39,024.28	0.00	N/A	07/06/24	--	19,959,611.08	19,920,586.80	01/06/22
13	10086659	IN	Newport News	VA	Actual/360	4.790%	75,609.71	34,443.12	0.00	N/A	07/06/24	--	18,330,860.98	18,296,417.86	01/06/22
14	10087215	MU	Hyattsville	MD	Actual/360	4.250%	72,404.36	29,175.18	0.00	N/A	06/06/24	--	19,786,441.75	19,757,266.57	01/06/22
16	10087217	MH	Greenacres	FL	Actual/360	4.686%	75,940.04	25,548.11	0.00	N/A	05/06/24	--	18,819,554.59	18,794,006.48	01/06/22
18	10087219	MF	Dallas	TX	Actual/360	4.690%	71,512.96	27,587.50	0.00	N/A	05/06/24	--	17,707,314.74	17,679,727.24	01/06/22
20	10087220	HC	Brookings	OR	Actual/360	5.282%	62,318.76	33,863.18	0.00	N/A	06/06/24	--	13,701,283.24	13,667,420.06	01/06/22
21	10087221	Various Honolulu		HI	Actual/360	6.108%	60,588.73	47,812.61	0.00	N/A	07/06/24	--	11,519,500.19	11,471,687.58	01/06/22
22	10087222	RT	Garden Grove	CA	Actual/360	5.146%	60,955.58	20,906.77	0.00	N/A	07/06/24	--	13,757,093.24	13,736,186.47	12/06/21
24	10087224	MH	Carlisle	PA	Actual/360	4.762%	41,640.98	28,996.48	0.00	N/A	07/06/24	--	10,154,823.53	10,125,827.05	01/06/22
25	10087225	MH	Citrus Heights	CA	Actual/360	4.630%	41,514.49	20,218.17	0.00	N/A	06/06/24	--	10,412,609.22	10,392,391.05	01/06/22
26	10087226	MH	Las Vegas	NV	Actual/360	4.992%	39,583.12	16,728.62	0.00	N/A	07/06/24	--	9,209,153.73	9,192,425.11	01/06/22
27	10087227	LO	Knoxville	TN	Actual/360	4.830%	31,698.51	21,748.54	0.00	N/A	06/06/24	--	7,622,149.51	7,600,400.97	01/06/22
29	10087229	MF	Los Angeles	CA	Actual/360	4.510%	29,446.87	12,150.06	0.00	N/A	06/06/24	--	7,582,342.63	7,570,192.57	01/06/22
30	10087230	RT	Hermitage	TN	Actual/360	4.720%	28,983.44	13,643.49	0.00	N/A	06/06/24	--	7,130,970.95	7,117,327.46	01/06/22
31	10087231	RT	Staten Island	NY	Actual/360	5.162%	32,199.62	11,544.11	0.00	N/A	05/06/24	--	7,243,216.05	7,231,671.94	01/06/22
33	10087233	RT	Costa Mesa	CA	Actual/360	4.740%	31,428.83	0.00	0.00	N/A	05/05/24	--	7,700,000.00	7,700,000.00	01/05/22
34	10087234	LO	North Syracuse	NY	Actual/360	4.850%	0.00	0.00	0.00	N/A	06/06/24	--	6,684,072.22	6,684,072.22	12/06/19
35	10087235	RT	Hinesville	GA	Actual/360	4.830%	27,199.35	12,286.67	0.00	N/A	06/06/24	--	6,539,614.11	6,527,327.44	01/06/22
37	10087237	RT	Johnson City	NY	Actual/360	4.700%	25,386.59	12,110.92	0.00	N/A	05/06/24	--	6,272,595.54	6,260,484.62	01/06/22
39	10087239	RT	Dallas	TX	Actual/360	4.480%	22,820.51	10,213.76	0.00	N/A	06/06/24	--	5,915,454.97	5,905,241.21	01/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
41	10087241	IN	Las Vegas	NV	Actual/360	5.200%	20,382.36	12,414.22	0.00	N/A	06/06/24	--	4,551,891.20	4,539,476.98	01/06/22
42	10087242	OF	Miami	FL	Actual/360	5.200%	21,365.54	7,792.25	0.00	N/A	06/06/24	--	4,771,459.77	4,763,667.52	01/06/22
43	10087243	RT	Mobile	AL	Actual/360	5.200%	19,556.07	9,524.77	0.00	N/A	06/06/24	--	4,367,359.96	4,357,835.19	01/06/22
44	10087244	MF	Callaway	FL	Actual/360	4.820%	13,889.56	5,436.34	0.00	N/A	06/06/24	--	3,346,434.31	3,340,997.97	01/06/22
45	10087245	MF	Houston	TX	Actual/360	5.100%	14,665.47	5,152.20	0.00	N/A	06/05/24	--	3,339,387.01	3,334,234.81	01/05/22
46	10086061	MF	Seattle	WA	Actual/360	4.810%	12,424.40	4,909.51	0.00	N/A	05/06/24	--	2,999,654.45	2,994,744.94	01/06/22
47	10087246	RT	Madison	OH	Actual/360	5.119%	11,995.53	4,871.17	0.00	N/A	06/06/24	--	2,721,558.30	2,716,687.13	01/06/22
48	10087247	RT	Logan	OH	Actual/360	5.100%	11,561.64	4,726.85	0.00	N/A	06/05/24	--	2,632,631.11	2,627,904.26	01/05/22
49	10087248	MF	Cleveland	TN	Actual/360	4.680%	8,835.13	3,945.55	0.00	N/A	05/06/24	--	2,192,340.87	2,188,395.32	01/06/22
Totals							2,859,642.36	996,093.63	0.00				702,139,112.37	701,143,018.74
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	32,461,823.00	23,473,299.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	15,668,710.67	17,824,455.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	18,124,591.00	11,126,768.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,485,519.82	2,936,441.69	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,386,507.27	5,237,485.03	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	1,592,285.92	2,276,228.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	2,072,277.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,867,529.90	1,927,694.37	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,074,143.13	1,097,728.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,610,840.53	903,848.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,597,396.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	0.00	0.00	--	--	--	0.00	0.00	81,538.95	81,538.95	0.00	0.00
24	1,356,341.48	719,365.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,229,832.85	971,389.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	309,877.00	813,935.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	945,150.70	816,600.85	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	717,080.43	586,872.48	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	578,686.25	633,147.62	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	598,373.92	219,972.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	11/12/20	3,844,957.65	18,594.42	(183.03)	113,983.54	4,695.27	0.00
35	873,799.32	520,034.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	701,319.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	848,122.72	604,376.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	652,678.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	608,860.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	666,476.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	330,067.29	234,693.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	94,358,292.31	72,924,337.12				3,844,957.65	18,594.42	81,355.92	195,522.49	4,695.27	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/22	0	0.00	0	0.00	1	6,684,072.22	0	0.00	1	6,684,072.22	0	0.00	0	0.00	0	0.00	4.775668%	4.749245%	29
12/17/21	0	0.00	0	0.00	1	6,684,072.22	0	0.00	1	6,684,072.22	0	0.00	0	0.00	0	0.00	4.775824%	4.749395%	30
11/18/21	1	13,779,868.66	0	0.00	2	18,253,087.46	0	0.00	1	6,684,072.22	0	0.00	0	0.00	0	0.00	4.775987%	4.749552%	31
10/18/21	0	0.00	0	0.00	2	18,300,390.84	0	0.00	1	6,684,072.22	1	25,615,138.24	0	0.00	0	0.00	4.776140%	4.749700%	32
09/17/21	0	0.00	0	0.00	2	18,349,415.58	0	0.00	2	6,684,072.22	1	11,665,343.36	0	0.00	1	1,647,872.77	4.776301%	4.749854%	33
08/17/21	0	0.00	0	0.00	3	25,295,406.26	0	0.00	2	13,583,263.53	0	0.00	0	0.00	0	0.00	4.782184%	4.755922%	34
07/16/21	0	0.00	0	0.00	3	25,341,960.77	0	0.00	2	13,583,263.53	0	0.00	0	0.00	0	0.00	4.782325%	4.756057%	35
06/17/21	0	0.00	0	0.00	3	25,390,264.48	0	0.00	2	13,583,263.53	0	0.00	0	0.00	0	0.00	4.782471%	4.756198%	36
05/17/21	0	0.00	0	0.00	3	25,436,322.68	0	0.00	2	13,583,263.53	0	0.00	0	0.00	0	0.00	4.782609%	4.756330%	37
04/16/21	0	0.00	0	0.00	3	25,484,148.52	1	6,684,072.22	1	6,899,191.31	0	0.00	0	0.00	1	20,350,000.00	4.782754%	4.756469%	38
03/17/21	1	2,765,971.60	1	11,946,451.97	2	13,583,263.53	1	6,684,072.22	1	6,899,191.31	0	0.00	0	0.00	0	0.00	4.768756%	4.742864%	38
02/18/21	2	14,769,659.10	0	0.00	2	13,583,263.53	1	6,684,072.22	1	6,899,191.31	0	0.00	0	0.00	0	0.00	4.768932%	4.743033%	39
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
22	10087222	12/06/21	0	B	81,538.95	81,538.95	550.00	13,757,093.24	07/14/20	13
34	10087234	12/06/19	24	3	(183.03)	113,983.54	519,564.54	6,734,730.21	11/05/18	7			04/29/21
Totals					81,355.92	195,522.49	520,114.54	20,491,823.45
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		701,143,019	694,458,947	0		6,684,072
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	701,143,019	694,458,947	0	0	0	6,684,072
Dec-21	702,139,112	695,455,040	0	0	0	6,684,072
Nov-21	703,205,121	671,172,164	13,779,869	0	11,569,015	6,684,072
Oct-21	704,192,578	685,892,187	0	0	11,616,319	6,684,072
Sep-21	705,250,262	686,900,846	0	0	11,665,343	6,684,072
Aug-21	713,128,345	687,832,938	0	0	11,712,143	13,583,264
Jul-21	714,103,136	688,761,175	0	0	11,758,697	13,583,264
Jun-21	715,148,613	689,758,348	0	0	11,807,001	13,583,264
May-21	716,114,943	690,678,620	0	0	11,853,059	13,583,264
Apr-21	717,152,266	691,668,117	0	0	11,900,885	13,583,264
Mar-21	738,460,206	710,164,519	2,765,972	11,946,452	0	13,583,264
Feb-21	739,640,119	711,287,196	14,769,659	0	0	13,583,264
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
22	10087222	13,736,186.47	13,757,093.24	20,600,000.00	03/19/14	1,258,166.67	1.28000	12/31/19	07/06/24	268
34	10087234	6,684,072.22	6,734,730.21	3,700,000.00	06/09/21	889,641.00	1.49000	12/31/13	06/06/24	208
44	10087244	3,340,997.97	3,340,997.97	4,900,000.00	04/03/14	446,869.00	1.74000	--	06/06/24	268
47	10087246	2,716,687.13	2,716,687.13	4,160,000.00	02/04/14	282,689.87	1.40000	12/31/19	06/06/24	268
48	10087247	2,627,904.26	2,624,773.64	4,400,000.00	04/04/14	235,053.22	1.20000	12/31/19	06/05/24	268
Totals		29,105,848.05	29,174,282.19	37,760,000.00		3,112,419.76

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
22	10087222	RT	CA	07/14/20	13
"	1/11/2022	Borrower and Special Servicer are negotiating potential forbearance terms.
"

34	10087234	LO	NY	11/05/18	7
"	1/11/2022

Property is a four story, 124-room extended stay Candlewood Suites. The property was built in 2003 by the sponsor. Lender finalized a Deed In Lieu and the property became REO on April 29, 2021. Property has reached stabilized occupancy levels and the property was added to the October 4th Ten X auction. The Property is under contract with an expected close of sale date of 1/28/2021.
"

44	10087244	MF	FL	11/26/18	13
"	1/11/2022

Loan was transferred to the SS due to the property sustaining substantial damage from Hurricane Michael. Roof repairs are in process and most damaged units have been gutted down to the studs. Lender consultant has inspected the property twice. Property isnow on line and final insurance draws will be processed. Lender is ordering a final inspection and will return file to the master servicer.
"

47	10087246	RT	OH	05/20/20	98
"	1/11/2022

Loan transferred for Imminent Monetary Default at Borrowers request as a result of the Covid-19 pandemic.Borrower has continued to make debt service payments. Subsequent to transfer, Borrower executed lease with new anchor tenant. Ne w tenant has commenced rent payments.
"

48	10087247	RT	OH	05/08/20	98
"	1/11/2022	Special Servicer is working with Borrower to document and effectuate an equity transfer. Loan is current on payments.
"

1 Property Type Codes					2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	10087221	0.00	6.10800%	0.00	6.10800%	10	04/06/20	04/06/20	04/06/20
21	10087221	0.00	6.10800%	0.00	6.10800%	10	08/31/21	08/31/21	08/31/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	10087211	05/17/18	28,680,210.42	41,650,000.00	36,077,916.43	2,560,553.08	36,077,916.43	33,517,363.35	0.00	0.00	(166.18)	166.18	0.00%
17	10087218	09/17/20	17,975,057.58	12,000,000.00	12,221,299.57	3,631,827.57	11,927,708.78	8,295,881.21	9,679,176.37	0.00	173,244.04	9,505,932.33	48.74%
23	10087223	11/18/19	11,098,227.48	13,100,000.00	1,843,389.88	140,753.10	1,843,389.88	1,702,636.78	9,395,590.70	0.00	739,487.01	8,656,103.69	64.50%
32	10087232	09/17/21	6,899,191.31	3,560,000.00	2,564,443.81	916,571.04	2,564,443.81	1,647,872.77	5,251,318.54	0.00	0.00	5,251,318.54	65.64%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			64,652,686.79	70,310,000.00	52,707,049.69	7,249,704.79	52,413,458.90	45,163,754.11	24,326,085.61	0.00	912,564.87	23,413,520.74

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/19/20	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/19	0.00	16,296.33	0.00	0.00	0.00	0.00	0.00	0.00
9	10087211	10/18/21	0.00	0.00	166.18	0.00	(1,118.78)	0.00	0.00	0.00	0.00
		05/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	10087218	03/17/21	0.00	0.00	9,505,932.33	0.00	0.00	(173,244.04)	0.00	0.00	9,505,932.33
		09/17/20	0.00	0.00	9,679,176.37	0.00	0.00	9,679,176.37	0.00	0.00
23	10087223	05/17/21	0.00	0.00	8,656,103.69	0.00	0.00	(111,206.13)	0.00	0.00	8,655,504.96
		10/19/20	0.00	0.00	8,767,309.82	0.00	0.00	(569,006.94)	0.00	0.00
		01/17/20	0.00	0.00	9,336,316.76	0.00	598.73	(59,872.67)	0.00	0.00
		11/18/19	0.00	0.00	9,395,590.70	0.00	0.00	9,395,590.70	0.00	0.00
32	10087232	09/17/21	0.00	0.00	5,251,318.54	0.00	0.00	5,251,318.54	0.00	0.00	5,251,318.54
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	16,296.34	23,413,520.74	0.00	(520.05)	23,412,755.83	0.00	0.00	23,412,755.83

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
22	0.00	0.00	2,961.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	1,438.93	0.00	0.00	0.00	0.00	27,915.29	0.00	0.00	0.00	0.00
44	0.00	0.00	720.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	(966.91)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	566.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	4,720.78	0.00	0.00	0.00	0.00	27,915.29	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		32,636.07

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28